Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by the Company on January 5, 2022 in order to include the financial statements of WestEnd and the pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that Victory and WestEnd would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after Victory’s acquisition of WestEnd. Except as described above, all other information in Victory’s Current Report on Form 8-K filed on January 5, 2022 remains unchanged.
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Victory Capital Holdings, Inc.
Entity Central Index Key	0001570827
Entity File Number	001-38388
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0402956
Entity Address, Address Line One	15935 La Cantera Parkway
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78256
City Area Code	216
Local Phone Number	898-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.01
Trading Symbol	VCTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false